Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 150,081	$ 127,385
Accounts receivable, net	567,523	365,845
Other receivables	21,378	121,990
Inventory, net	786,636	995,713
Prepaid expenses and other current assets	317,510	420,108
Assets of discontinued operations		10,896
Total current assets	1,843,128	2,041,937
Property and equipment, net	13,854	46,877
Patents, net	1,244,712	1,329,046
Other assets, net	163,711	183,258
Assets of discontinued operations – long-term	200,000	200,000
Total assets	3,465,405	3,801,118
Current liabilities:
Accounts payable	4,199,511	3,329,537
Accrued liabilities	89,730	488,956
Accrued warranty	344,990	329,680
Common stock warrant liability	0	9
Credit facility	500,000
Capital lease obligations – current portion	299	4,385
Derivative liability – embedded conversion feature	177,927
Current portion of long-term debt	129,839
Convertible notes – short-term	60,000
Liabilities of discontinued operations	967,928	1,052,819
Total current liabilities	6,470,224	5,205,386
Capital lease obligations, less current portion		328
Convertible notes, less current portion (net of discount)	382,084
Total liabilities	6,852,308	5,205,714
Commitments and contingencies (Note 17)	0	0
Common stock, $0.001 par value; 500,000,000 shares authorized; 116,339,293 and 26,924,643 shares issued and outstanding at December 31, 2013 and 2012, respectively (Note 1)	116,339	26,925
Additional paid-in capital	78,717,997	76,455,054
Accumulated deficit	(83,390,026)	(79,611,493)
Total stockholders’ deficit	(4,409,466)	(2,388,343)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	3,465,405	3,801,118
Redeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Current liabilities:
Convertible redeemable preferred stock	163,998	983,747
Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock [Member]
Current liabilities:
Convertible redeemable preferred stock	858,565
Redeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Current liabilities:
Series B convertible redeemable preferred stock, $0.001 par value; 467 and 2,243 shares issued and outstanding on December 31, 2013 and 2012, respectively	$ 146,224	$ 741,171